Net Loss per Share - Summary of Basic and Diluted Net Loss per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to I-Mab	¥ (582,853)	$ (82,497)	¥ (857,337)	¥ (1,451,950)	$ (205,510)	¥ (402,833)	¥ (298,240)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares				(5,283)	(748)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares				(27,768)	(3,930)
Net loss attributable to ordinary shareholders	¥ (582,853)	$ (82,497)	¥ (857,337)	¥ (1,485,001)	$ (210,188)	¥ (402,833)	¥ (298,240)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	121,815,986	121,815,986	7,184,086	7,381,230	7,381,230	6,529,092	5,742,669
Net loss per share—basic and diluted | (per share)	¥ (4.78)	$ (0.68)	¥ (119.34)	¥ (201.19)	$ (28.48)	¥ (61.70)	¥ (51.93)